8. STOCK OPTIONS AND WARRANTS: Schedule of weighted average assumptions used to estimate the fair value of finder's warrants (Details)	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Details
Fair Value of Finder's Warrants, Risk-free interest rate	1.58%	1.92%	1.03%
Fair Value of Finder's Warrants, Expected Life	1 year	1 year	2 years
Fair Value of Finder's Warrants, Expected volatility	110.77%	95.54%	88.91%
Fair Value of Finder's Warrants, Expected dividend yield	0.00%	0.00%	0.00%